Subsequent Evenets (Details) - Dequincy assets - USD ($) $ in Millions	Apr. 21, 2015	Mar. 01, 2015
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds	$ 44
Subsequent event
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds		$ 44